Schedule of movement of deferred guarantee income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Opening balance		¥ 1,515,950
Ending balance	$ 160,015	1,119,004	¥ 1,515,950
Deferred Guarantee Income [Member]
Opening balance		1,515,950	1,882,036	¥ 1,805,164
Newly undertaken quality assurance obligations		3,727,988	4,719,210	4,555,867
Release of quality assurance obligations upon repayment		(4,124,934)	(5,085,296)	(4,478,995)
Ending balance		¥ 1,119,004	¥ 1,515,950	¥ 1,882,036